SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other payable
In-kind contributions	$ 921,390	$ 588,857
Total	(8,031,044)	(12,773,575)
Joint ventures
Trade and other payable
Sales of goods and services	2,920,262	3,614,799
Purchases of goods and services	(9,763,160)	(13,910,670)
Equity contributions		250,000
Net loans granted	18,409
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	(1,820,440)	(3,840,825)
Interest gain	(8,879)	23,537
Shareholders and other other related parties
Trade and other payable
Sales of goods and services	161,792	323,159
Purchases of goods and services	(399,888)	(213,874)
In-kind contributions	921,390	588,857
Parent company
Trade and other payable
Purchases of goods and services		(95)
Interest gain	$ (60,530)	$ 391,537